Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 192,718	$ 215,704	$ 136,269
Other comprehensive income, net of tax
Foreign currency translation adjustment	12,006	(17,894)	27,729
Unrealized gain on available-for-sale securities, net of tax effect of nil, nil and nil for years ended May 31, 2013, 2014 and 2015, respectively	21,940	586
Other comprehensive income/ (loss)	33,946	(17,308)	27,729
Comprehensive income	$ 226,664	$ 198,396	$ 163,998